Investment Portfolioas of September 30, 2023 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 98.3%
Australia 5.0%
BHP Group Ltd.	48,720	1,387,402
BlueScope Steel Ltd.	83,307	1,042,403
National Australia Bank Ltd.	30,883	576,939
Santos Ltd.	50,252	254,028
Westpac Banking Corp.	17,150	232,534
(Cost $3,246,618)		3,493,306
Austria 1.0%
OMV AG (Cost $788,773)	14,138	676,426
Belgium 0.6%
UCB SA (Cost $488,964)	5,516	452,346
Denmark 1.1%
Pandora AS (Cost $703,158)	7,520	776,875
Finland 0.3%
Fortum Oyj (Cost $246,433)	16,717	194,095
France 17.0%
BNP Paribas SA	35,810	2,277,116
Cie de Saint-Gobain SA	6,020	359,788
Cie Generale des Etablissements Michelin SCA	11,820	362,100
Credit Agricole SA	124,911	1,539,885
Engie SA	14,698	224,942
Kering SA	2,229	1,009,813
Sanofi	16,276	1,747,233
Societe Generale SA	40,324	976,758
Television Francaise 1 SA	167,793	1,283,398
TotalEnergies SE	7,160	472,527
Vivendi SE	181,481	1,587,999
(Cost $11,368,703)		11,841,559
Germany 5.9%
Bayer AG (Registered)	22,457	1,077,874
Brenntag SE	18,598	1,439,986
Deutsche Post AG	16,193	656,943
Infineon Technologies AG	28,143	928,081
(Cost $3,821,147)		4,102,884
Hong Kong 0.2%
Yue Yuen Industrial Holdings Ltd. (Cost $220,952)	150,000	171,817
Ireland 1.2%
CRH PLC (a) (Cost $517,629)	15,113	827,134

Israel 0.7%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $367,614)	44,822	457,184
Italy 1.4%
Intesa Sanpaolo SpA	162,376	416,715
UniCredit SpA	22,699	543,653
(Cost $595,026)		960,368
Japan 27.4%
Astellas Pharma, Inc.	29,700	411,988
Chugai Pharmaceutical Co., Ltd.	18,700	577,025
Fujitsu Ltd.	5,400	633,653
ITOCHU Corp.	27,400	988,180
Komatsu Ltd.	9,400	253,318
Mitsui OSK Lines Ltd.	8,100	222,863
Nintendo Co., Ltd.	42,100	1,753,259
Nitto Denko Corp.	12,200	799,593
Secom Co., Ltd.	4,900	332,098
Sekisui House Ltd.	97,100	1,932,578
Seven & i Holdings Co. Ltd.	7,200	281,941
Shin-Etsu Chemical Co., Ltd.	65,145	1,885,376
Shionogi & Co., Ltd.	56,000	2,504,358
Sony Group Corp.	14,600	1,194,958
Subaru Corp.	14,400	280,041
Sumitomo Metal Mining Co., Ltd.	11,400	335,429
Sumitomo Mitsui Financial Group, Inc.	32,856	1,616,406
Takeda Pharmaceutical Co., Ltd.	64,500	2,004,130
TDK Corp.	6,700	247,616
Tokyo Gas Co., Ltd.	39,400	893,803
(Cost $18,198,573)		19,148,613
Luxembourg 0.6%
ArcelorMittal SA (Cost $548,347)	17,371	435,635
Netherlands 3.9%
Randstad NV	24,042	1,329,535
Stellantis NV	74,097	1,419,732
(Cost $2,454,405)		2,749,267
Norway 2.1%
Equinor ASA (Cost $1,399,186)	45,695	1,502,035
Singapore 2.6%
DBS Group Holdings Ltd.	11,100	272,339
Oversea-Chinese Banking Corp., Ltd.	41,000	383,001
Venture Corp., Ltd.	127,500	1,151,911
(Cost $2,243,508)		1,807,251
Spain 1.8%
Banco Santander SA (Cost $969,241)	322,545	1,228,352
Switzerland 14.2%
Cie Financiere Richemont SA "A", (Registered)	8,911	1,085,306
Glencore PLC	201,993	1,155,683
Holcim AG	26,906	1,722,770
Novartis AG (Registered)	14,528	1,484,796

Roche Holding AG (Genusschein)	9,528	2,603,844
STMicroelectronics NV	43,917	1,893,143
(Cost $10,389,126)		9,945,542
United Kingdom 11.3%
BP PLC	385,518	2,499,359
GSK PLC	97,307	1,762,472
Imperial Brands PLC	61,342	1,244,916
ITV PLC	969,030	831,160
Kingfisher PLC	189,346	514,529
Lloyds Banking Group PLC	1,965,864	1,058,912
(Cost $7,739,699)		7,911,348
Total Common Stocks (Cost $66,307,102)		68,682,037

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $702,780)	702,780	702,780

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,009,882)	99.3	69,384,817
Other Assets and Liabilities, Net	0.7	455,084
Net Assets	100.0	69,839,901
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c)
475,495	—	475,495 (d)	—	—	22,326	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36% (b)
156,136	7,555,121	7,008,477	—	—	15,981	—	702,780	702,780
631,631	7,555,121	7,483,972	—	—	38,307	—	702,780	702,780

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

ADR: American Depositary Receipt

At September 30, 2023 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Cash Equivalents)
Health Care	15,083,250	22%
Financials	11,122,610	16%
Materials	9,591,425	14%
Consumer Discretionary	8,747,749	13%
Industrials	5,582,711	8%
Communication Services	5,455,816	8%
Energy	5,404,375	8%
Information Technology	4,854,404	7%
Consumer Staples	1,526,857	2%
Utilities	1,312,840	2%
Total	68,682,037	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,493,306	$—	$3,493,306
Austria	—	676,426	—	676,426
Belgium	—	452,346	—	452,346
Denmark	—	776,875	—	776,875
Finland	—	194,095	—	194,095
France	—	11,841,559	—	11,841,559
Germany	—	4,102,884	—	4,102,884
Hong Kong	—	171,817	—	171,817
Ireland	827,134	—	—	827,134
Israel	457,184	—	—	457,184
Italy	—	960,368	—	960,368
Japan	—	19,148,613	—	19,148,613
Luxembourg	—	435,635	—	435,635
Netherlands	—	2,749,267	—	2,749,267
Norway	—	1,502,035	—	1,502,035
Singapore	—	1,807,251	—	1,807,251
Spain	—	1,228,352	—	1,228,352
Switzerland	—	9,945,542	—	9,945,542
United Kingdom	—	7,911,348	—	7,911,348
Short-Term Investments	702,780	—	—	702,780
Total	$1,987,098	$67,397,719	$—	$69,384,817

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH3
R-080548-2 (1/25)